Tax charge from continuing operations - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense:
Corporation tax	$ (405)	$ (376)	$ (278)
Adjustments in respect of prior years	6	(7)	22
Current tax	(399)	(383)	(256)
Deferred tax arising from:
Origination and reversal of temporary differences	(388)	(306)	(421)
Impact of changes in local statutory tax rates		(1)	(4)
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period	(17)	(21)
Deferred tax charge	(405)	(328)	(425)
Total tax charge from continuing operations	$ (804)	$ (711)	$ (681)